Changes in the Scope of Consolidation Due to Acquisitions and Divestments - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions			6 Months Ended				12 Months Ended
	May 29, 2020 EUR (€) shares	May 29, 2020 USD ($) shares	Jun. 30, 2020 EUR (€) shares		Jun. 30, 2019 EUR (€)		Dec. 31, 2019 EUR (€)		May 29, 2020 $ / shares	Jan. 23, 2020 EUR (€)	Jan. 23, 2020 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Investments accounted for using the equity method			€ 196				€ 3,591
Gain on Regeneron investment arising from transaction of May 29, 2020			7,382		€ 0		0
Regeneron
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000	22,800,000
Proceeds from sale of Regeneron shares on May 29, 2020, net of transaction-related costs	€ 10,512		10,512	[1]	0	[1]	0	[1]
Investments accounted for using the equity method	3,668
Gain on Regeneron investment arising from transaction of May 29, 2020	7,382
Sale of stock, transaction costs	64
Gains (losses) on remeasuring available-for-sale financial assets, net of tax	157
Quoted stock market price per share ($ per share) | $ / shares									$ 612.81
Tax expense on disposal of investment	512
Proceeds from sales of investments accounted for using equity method, before transaction costs	10,575
Proceeds from sale of Regeneron shares on May 29, 2020, net of transaction-related costs	10,512		10,512	[1]	€ 0	[1]	€ 0	[1]
Fair value through other comprehensive income	€ 221		€ 152
Non-current financial assets, number of shares (in shares) | shares	400,000		279,766
Regeneron | Two thousand eighteen letter agreement
Disclosure of detailed information about business combination [line items]
Regeneron ordinary shares sold to regeneron | shares			779,320
Aggregate number of regeneron shares that could be sold for cemiplimab and dupilumab funding costs (in shares) | shares			1,400,000
Regeneron | Reserve of exchange differences on translation
Disclosure of detailed information about business combination [line items]
Gain on Regeneron investment arising from transaction of May 29, 2020	€ 318
Public Offering | Regeneron
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares	13,000,000	13,000,000
Sale of stock (in USD per share) | $ / shares									515
Proceeds from sales of investments accounted for using equity method, before transaction costs | $		$ 6,700
Sale of stock (in USD per share) | $ / shares									515
Repurchase From The Counterpart | Regeneron | Regeneron Pharmaceuticals, Inc
Disclosure of detailed information about business combination [line items]
Sale of stock (in USD per share) | $ / shares									509.85
Number of shares issued in transaction (in shares) | shares	9,800,000
Number of shares issued in transaction (in shares) | shares	9,800,000
Proceeds from sales of investments accounted for using equity method, before transaction costs | $		$ 5,000
Sale of stock (in USD per share) | $ / shares									$ 509.85
Synthorx
Disclosure of detailed information about business combination [line items]
Purchase price (in USD per share) | $ / shares											$ 68
Purchase price										€ 2,246	$ 2,500
Goodwill recognised as of acquisition date										€ 901
Negative contribution to consolidated net income			€ (70)
Purchase of interests in investments accounted for using equity method			€ (2,246)

[1]	The amount recognized as of June 30, 2020 does not include the effects of the tax arising on the transaction, which will be paid in the second half of the year and is estimated at approximately €400 million.